Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs
	Year ended December 31,
	2015	2016	2017

Interest incurred on long-term debt	$150,061	$6,164	$1,499
Interest, amortization and write off of financing fees on loan from affiliate and related party	3,642	1,563	15,239
Amortization and write-off of financing fees	23,834	572	387
Discount on receivable from drilling contract	4,048	-	-
Commissions, commitment fees and other financial expenses and related party	2,607	558	778
Capitalized interest and finance costs	(12,060)	-	(3,196)
Total	$172,132	$8,857	$14,707